Income and social contribution taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income and social contribution taxes
Deferred taxes
	12/31/2025	12/31/2024
Assets - Deferred income and social contribution taxes on:
Provision for losses with assets	43,763	41,467
Provisions for tax, civil and labor risks	149,635	188,495
Provision for post-employment benefits	73,698	76,166
Provision for differences between cash and accrual basis (i)	89,166	19,483
Goodwill	32,747	10,317
Provision for asset retirement obligation	12,593	13,472
Operating provisions	61,311	60,120
Provision for profit sharing and bonus	97,240	76,880
Leases payable	583,232	499,988
Provision for deferred revenue	710	450
Acquisition of shares from shareholders	82,128	-
Other temporary differences	193,988	115,753
Tax losses and negative basis for social contribution carryforwards	529,868	510,780
Total	1,950,079	1,613,371
Offsetting liability balance	(942,788)	(676,430)
Net balances presented in assets	1,007,291	936,941
Liabilities - Deferred income and social contribution taxes on:
Leases payable	484,879	406,173
Provision for differences between cash and accrual basis (i)	268,466	194,846
Change in fair value of subscription warrants	2,127	7,611
Goodwill on investments	28,480	28,771
Business combination - fair value of assets	573,793	52,781
Provision for indemnification	88,854	14,063
Other temporary differences	134,086	105,010
Total	1,580,685	809,255
Offsetting asset balance	(942,788)	(676,430)
Net balances presented in liabilities	637,897	132,825

(i)	refers mainly to the income and social contribution taxes on foreign exchange variation of the derivative instruments.

Summary of Changes in Balances of Deferred Taxes

Changes in the net balance of deferred IRPJ and CSLL are as follows:

Balance as of December 31, 2022	897,936
Deferred IRPJ and CSLL recognized in profit (loss) for the year	335,375
Deferred IRPJ and CSLL recognized in other comprehensive income	21,474
Others	143
Balance as of December 31, 2023	1,254,928
Deferred IRPJ and CSLL recognized in profit (loss) for the year	(360,953)
Deferred IRPJ and CSLL recognized on company acquisition	(71,815)
Deferred IRPJ and CSLL recognized in other comprehensive income	(18,178)
Others	134
Balance as of December 31, 2024	804,116
Deferred IRPJ and CSLL recognized in profit (loss) for the year	(8,892)
Deferred IRPJ and CSLL recognized in profit (loss) for the year - discontinued operations	10,175
Deferred IRPJ and CSLL recognized on company acquisition (1)	74,730
Deferred IRPJ and CSLL recognized on business combinations	(581,271)
Deferred IRPJ and CSLL recognized in equity	70,536
Balance as of December 31, 2025	369,394

(1)	On May 8, 2025, the Company acquired the control and began to consolidate Hidrovias. For further details, see Note 27.b.

Summary of Reconciliation of Taxes

IRPJ and CSLL are reconciled to the statutory tax rates as follows:

	12/31/2025	12/31/2024	12/31/2023
Income before taxes	3,811,909	4,011,517	3,578,695
Statutory tax rates - %	34	34	34
Income and social contribution taxes at the statutory tax rates	(1,296,049)	(1,363,916)	(1,216,756)
Adjustment to the statutory income and social contribution taxes:
Nondeductible expenses	(65,891)	(14,729)	(11,535)
Nontaxable revenues (i)	231,440	26,755	114,981
Adjustment to estimated income	13,887	1,807	2,173
Unrecorded deferred income and social contribution tax loss carryforwards	(134,489)	(205,794)	(36,227)
Share of profit (loss) of subsidiaries, joint ventures and associates	(22,612)	(44,090)	4,049
Interest on equity between subsidiaries	12,715	35,901	-
Difference of rate in the measurement of taxes (ii)	39,062	‐	‐
Other adjustments	56,918	(15,861)	(26,666)
Income and social contribution taxes before tax incentives	(1,165,019)	(1,579,927)	(1,169,981)
Tax incentives – SUDENE (iii)	101,330	94,310	109,039
Income and social contribution taxes in the statement of income	(1,063,689)	(1,485,617)	(1,060,942)
Current	(1,054,797)	(1,124,664)	(1,396,317)
Deferred	(8,892)	(360,953)	335,375
Effective IRPJ and CSLL rates - %	27.9	37.0	29.6

(i)	Consist of gains and income not taxable under applicable tax legislation and amounts related to non-taxation of the income and social contribution taxes on the monetary variation (SELIC).
(ii)	Refers to differences in applicable tax rates in the countries where the Company’s subsidiaries operate.
(iii)	Certain subsidiaries have the benefit of income tax reduction for belonging to the sectors of the economy considered priority for the subsidized areas, with a 75% decrease in the income tax basis.

Summary of deferred income and social contribution tax assets

The balances comprising deferred taxes related to income tax loss carryforwards and negative basis of social contribution are as follows:

	12/31/2025	12/31/2024
Oil Trading	68,920	77,155
Ultrapar	43,188	51,339
Ipiranga	300,409	300,409
Ultracargo Soluções Logística	42,808	33,553
Hidrovias do Brasil – Holding S.A	29,149	‐
Others	45,394	48,324
	529,868	510,780

Schedule of foreign subsidiaries have tax loss carryforwards

The balances which are not constituted of deferred taxes related to income tax loss carryforwards and negative basis of social contribution are as follows:

	12/31/2025	12/31/2024
Neogás	45,143	45,286
Integra Frotas	33,730	18,927
Stella	33,073	15,686
Millennium	14,440	11,650
Abastece aí	156,570	126,900
Hidrovias do Brasil – Holding S.A	139,914	‐
Hidrovias do Brasil – Administração Portuária de Santos	40,005	‐
Others	9,897	6,374
	472,772	224,823